Business combinations (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
The consideration included elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	3,214
Fair value of deferred consideration	741
Fair value of contingent consideration	4,378
Total consideration transferred	8,333
The Company's allocation of the total purchase consideration against the net liabilities acquired is as follows:

£’000
Intangible assets - client relationships	2,106
Property, plant and equipment	88
Cash and cash equivalents	160
Trade and other receivables	1,106
Borrowings	(5,740)
Trade and other payables	(3,843)
Deferred tax liability	(537)
Fair value of net liabilities acquired	(6,660)
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	8,333
Fair value of net liabilities acquired	6,660
Goodwill	14,993